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Gramercy Emerging Markets Debt Fund
Gramercy Emerging Markets Debt Fund
Investment Objective
The investment objective of the Gramercy Emerging Markets Debt Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 33 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Gramercy Emerging Markets Debt Fund - USD ($)	Class A Shares		Class C Shares		Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none
Wire fee	$ 20		$ 20		$ 20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Gramercy Emerging Markets Debt Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management fees		0.75%	0.75%	0.75%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.51%	0.51%	0.51%
Shareholder service fee		0.08%	0.08%	0.08%
All other expenses		0.43%	0.43%	0.43%
Total annual fund operating expenses		1.51%	2.26%	1.26%
Fees waived and/or expenses reimbursed	[2]	(0.41%)	(0.41%)	(0.41%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	1.10%	1.85%	0.85%
[1]	Other expenses for Class A, Class C and Institutional Class shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.10%, 1.85% and 0.85% of the average daily net assets of the Class A Shares, Class C Shares and Institutional Shares, respectively. Class C Shares are not available for purchase. This agreement is in effect through April 30, 2025, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s adviser is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Gramercy Emerging Markets Debt Fund - USD ($)	One Year	Three Years
Class A Shares	532	843
Class C Shares	291	667
Institutional Class Shares	87	359

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years
Gramercy Emerging Markets Debt Fund | Class C Shares Not Redeem | USD ($)	188	667

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities economically tied to, or the performance of which is linked to, emerging markets countries. An “emerging market” country means a country included in the J.P. Morgan EM Equal Weight Index. The Fund’s fixed income securities include bonds, convertible bonds (including contingent convertible securities (“CoCos”) and additional tier 1 (“AT1”) capital securities), corporate bonds, sovereign and quasi-sovereign bonds (i.e., bonds issued by quasi-sovereign entities that are wholly-owned or 100% guaranteed by a national government), bank deposits, and other types of debt securities. CoCos are hybrid debt securities that are intended to either convert into equity at a predetermined share price or have their principal written down or written off upon the occurrence of certain triggering events. Such triggering events are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. For these purposes, the Fund considers a security or instrument to be economically tied, or its performance linked, to an emerging market country if (i) it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, (ii) its issuer derives a majority of its income from its operations within the country, or (iii) its issuer has a majority of its assets within the country.

The Fund invests in U.S. dollar-denominated securities as well as securities denominated in foreign currencies. The Fund may invest in securities of any credit rating, including below investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds” and unrated securities. The Fund may invest in securities of any maturity. The fixed income instruments in which the Fund invests may be senior in priority or subordinated to other debt instruments of an issuer.

The Fund’s sub-adviser, Gramercy Funds Management LLC (the “Sub-Adviser”) uses an active management investment approach to researching, identifying and selecting investments for the Fund’s portfolio. The Sub-Adviser’s research process is driven by applying its thematic top-down view with its proprietary fundamental, bottom-up analysis. The Sub-Adviser seeks to identify those securities that it believes are likely to provide the greatest performance, taking account of the material risks of an investment across a spectrum of considerations, including financial metrics, regional and national conditions, industry specific factors, liquidity, and environmental, social and governance (“ESG”) risks. The specific ESG risks considered will vary from issuer to issuer, but the risks evaluated may include the following (among others): environmental risks could include the potential impact on the operations of issuers or suppliers due to flood or drought, or biodiversity risks that might stem from their operations; social risks could include workers’ rights and the potential for child or forced labor; and governance risks could include the makeup of the board and the use of international accounting standards. As part of its overall investment process, the Sub-Adviser considers and assesses, among other things, each issuer’s ESG risk profile using a combination of external third-party data with internal ESG research. However, the Sub-Adviser’s current assessment of an issuer’s ESG risk profile is only one of many factors the Sub-Adviser considers in evaluating a potential investment. At a firm level, the Sub-Adviser does not invest in issuers that derive more than 5% of their annual revenue from the production or sale of weapons, tobacco or pornography (measured by averaging an issuer’s annual revenue over a rolling three-year period).

The Fund may invest in derivatives for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund. Permitted derivative instruments include, but are not limited to, options, futures and options on futures, swaps, and forward currency exchange contracts. The Fund may attempt to hedge currency risk by entering into currency contracts, such as spot, forward and futures.

Principal Risks of Investing
Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.